PRIOR YEAR COMPARATIVES (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Revision of Prior Period, Reclassification, Adjustment | Prepaid expenses
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation	$ 1.5